Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Sep. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of September 30,	As of March 31,
	2022	2022
Prepayments to suppliers	$4,968,167	$4,177,537
Loans receivables (a)	502,310	727,765
Deposit	704,681	691,070
Prepayments to technical provider	598,608	669,481
VAT-in	531,036	560,155
Prepayment to Weilan (b)	-	448,946
Receivable from disposal of subsidiaries(c)	563,396	408,106
Other current assets	-	226,173
Total	$7,868,198	$7,909,233